Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	December 31,	December 31,
	2020	2019
Deferred tax (expense) benefit	$(1,026)	$131
Total income tax (expense) benefit	$(1,026)	$131

Disclosure of income tax expense recovery differences explanatory [text block]
	December 31,	December 31,
	2020	2019
Loss for the year before income taxes	$(6,071)	$(4,557)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	1,639	1,230
Share based payments	(843)	(694)
Mexican inflationary adjustments	(699)	(600)
Differing effective tax rate on loss in foreign jurisdiction	(34)	4
Unrecognized deferred tax assets	1,120	(2,680)
Impact of foreign exchange and other	(2,209)	2,871
Total income tax (expense) benefit	$(1,026)	$131

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2020	2019
Deferred income tax assets
Exploration and evaluation assets	$828	$1,004
Non-capital losses	2,070	301
	$2,898	$1,305

Deferred income tax liabilities
Exploration and evaluation assets	$(219)	$(95)
Investment in associate	(5,870)	(3,192)
Investments	(1,530)	-
	$(7,619)	$(3,287)
Net deferred income tax liability	$(4,721)	$(1,982)

Disclosure of deferred taxes [text block]
The Company's movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2020	2019
At January 1	$(1,982)	$(2,113)
Deferred income tax (expense) benefit through income statement	(1,026)	131
Deferred income tax (expense) benefit through OCI	(1,713)	-
At December 31	$(4,721)	$(1,982)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]
The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31,		December 31,
	2020	expiry dates	2019

Non-capital losses	$93,602	2021 - 2040	$85,611
Exploration and evaluation assets	7,171	no expiry	13,040
Financing fees	3,453	2040 - 2044	934
Other	7,490	no expiry	3,352
Total	$111,716		$102,937